Accumulated Balances of Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	$ (22,246)	$ (22,332)	$ (21,983)
Net current period change	(155)	86	(349)
Ending balance	(22,401)	(22,246)	(22,332)
Foreign currency items
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(22,180)	(22,246)	(21,914)
Net current period change	224	66	(332)
Ending balance	(21,956)	(22,180)	(22,246)
Unrealized gain on securities
Accumulated Other Comprehensive Income Loss [Line Items]
Net current period change	(351)
Ending balance	(351)
Pension and post retirement benefit plans
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(66)	(86)	(69)
Net current period change	(28)	20	(17)
Ending balance	$ (94)	$ (66)	$ (86)